Other reserve - Additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Other reserve
Reverse recapitalization	€ 601,330
Transaction costs	1,570
Other reserve
Other reserve
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	€ 599,760